Shareholder Report, Average Annual Return (Details)	12 Months Ended	14 Months Ended		17 Months Ended	22 Months Ended	23 Months Ended	25 Months Ended	26 Months Ended	30 Months Ended	35 Months Ended		38 Months Ended	41 Months Ended	42 Months Ended	44 Months Ended	46 Months Ended	47 Months Ended		50 Months Ended	54 Months Ended	55 Months Ended		57 Months Ended	59 Months Ended	60 Months Ended	62 Months Ended	65 Months Ended	69 Months Ended	71 Months Ended		84 Months Ended	92 Months Ended
	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025
Average Annual Return [Line Items]
Average Annual Return, Percent								13.94%
C000250325 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.41%)		0.50%
C000197601 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.19%																								1.59%							2.76%
C000204482 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.14%)																								0.84%						2.29%
C000204442 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	29.62%																								11.15%		21.61%
C000204443 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	9.19%																								12.16%		15.42%
C000218646 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	9.45%																								12.30%	14.36%
C000228612 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.69%																		11.57%
C000218645 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.21%																								9.49%	11.49%
C000241171 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.52%								6.52%
C000228610 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	6.07%																		1.96%
C000222948 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.57%																					1.78%
C000202058 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	19.36%																								9.99%						8.76%
C000222949 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.24%																					3.27%
C000231722 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.02%															3.61%
C000237948 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.62%										6.43%
C000202059 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	24.61%																								14.99%						16.04%
C000197602 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	6.94%																								12.77%							8.46%
C000237947 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	14.64%									20.41%
C000243037 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	14.89%							17.89%
C000243040 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	20.71%							18.51%
C000243041 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	22.44%							19.65%
C000221278 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.10%																							(0.57%)
C000221279 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.66%)																						(0.27%)
C000214349 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	19.19%																								9.26%				8.70%
C000247037 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.33%			11.07%
C000246147 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.51%				15.24%
C000229745 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.09%																6.30%
C000237946 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.98%)									11.10%
C000214351 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	19.64%																								12.03%					10.31%
C000229746 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	22.37%																10.65%
C000243038 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	22.34%						16.08%
C000214352 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	29.11%																								15.89%					12.72%
C000243039 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.40%							13.86%
C000229748 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.00%																0.33%
C000234360 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	18.36%												8.58%
C000234361 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	20.42%													12.56%
C000234362 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.24%													12.10%
C000221280 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.18%																							1.53%
C000214353 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	14.49%																								15.16%					15.04%
C000243042 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.75%					24.78%
C000229747 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.90%																	11.44%
C000246148 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.44%				21.65%
C000246149 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.65%				22.15%
C000233056 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.99%														4.88%
C000214354 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.83%																								19.27%					14.14%
C000221281 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.14%																			(0.35%)
C000226122 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.18%																			(0.21%)
C000214357 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.51%																								9.05%			8.49%
C000226120 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.95%																				4.23%
C000214358 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	18.82%																								11.66%			9.67%
C000226121 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	19.16%																				8.97%
C000214350 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	27.71%																								15.56%			12.11%
C000226117 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	28.19%																				12.22%
C000214355 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	14.02%																								14.54%			14.31%
C000226118 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	14.23%																				11.87%
C000236476 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.23%											15.52%
C000236477 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.46%											15.71%
C000250327 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	6.47%	14.37%
C000250326 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	6.70%	14.66%
C000214356 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	6.44%																								19.32%			14.59%
C000226119 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	6.71%																				12.35%
S&P National AMT-Free Municipal Bond (Inception Date 7.16.24) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.20%)		0.56%
Bloomberg U.S. Aggregate Bond (Inception Date 1/11/18) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.14%																								(0.68%)							1.59%
S&P National AMT-Free Municipal Bond (Inception Date 9/10/18) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.20%)																								0.40%						1.95%
Russell 1000 (Inception Date 3/31/2020) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	16.24%																								14.34%		20.17%
S&P 500 (Inception Date 7/13/2020) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.88%																								14.74%	16.71%
Russell 1000 (Inception Date 6/29/2021) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	16.24%																		11.12%
Russell 3000 (Inception Date 7/13/2020) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.84%																								14.11%	16.16%
Bloomberg U.S. Aggregate Bond (Inception Date 3/14/23) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.14%								4.10%
Bloomberg U.S. Aggregate Bond (Inception Date 6/29/2021) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.14%																		(0.55%)
Russell 3000 (Inception Date 2/16/2021) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.84%																					11.64%
MSCI World ex USA (Inception Date 9/10/2018) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	14.88%																								10.50%						8.24%
American Century Quality Diversified International Equity Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	20.30%
Bloomberg U.S. Aggregate Bond (Inception Date 11/16/2021) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.14%															(0.50%)
Bloomberg U.S. Aggregate Bond (Inception Date 10/11/2022) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.14%										4.96%
Russell 1000 (Inception Date 9/10/2018) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	16.24%																								14.34%						13.86%
Russell 1000 Growth (Inception Date 9/10/2018) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	22.58%																								15.25%						17.61%
Russell 1000 (Inception Date 1/11/2018) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	16.24%																								14.34%							13.37%
MSCI ACWI IMI (Inception Date 9/27/2022) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.50%									21.30%
MSCI ACWI IMI (Inception Date 6/27/2023) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.50%							18.51%
MSCI ACWI ex USA IMI (Inception Date 6/27/2023) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.65%							15.59%
Bloomberg U.S. Aggregate Bond (Inception Date 10/13/2020) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.14%																							(0.69%)
S&P National AMT-Free Municipal Bond (Inception Date 12/8/2020) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.20%)																						0.14%
MSCI Emerging Markets IMI (Inception Date 9/17/2019) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.82%																								5.96%				6.70%
MSCI Emerging Markets (3.19.24 SI) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	16.80%			17.89%
MSCI Emerging Markets (Inception Date 11/7/2023) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	16.80%				18.81%
MSCI Emerging Markets IMI (Inception Date 9/28/2021) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.82%																2.88%
Russell 3000 (Inception Date 9/27/2022) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.84%									22.75%
MSCI World ex USA IMI (Inception Date 9/24/2019) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.59%																								10.21%					9.08%
MSCI World ex USA (Inception Date 9/28/2021) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	14.88%																7.61%
MSCI World ex USA (Inception Date 7/18/2023) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	14.88%						14.27%
MSCI World ex USA (Inception Date 9/24/2019) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	14.88%																								10.50%					9.21%
Bloomberg U.S. Aggregate Bond (Inception Date 6/27/2023) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.14%							4.31%
MSCI World IMI (Inception Date 9/28/2021) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.46%																9.49%
MSCI Emerging Markets IMI (Inception Date 3/28/2022) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.82%												6.34%
MSCI World ex USA IMI (Inception Date 3/15/2022) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.59%													11.00%
Russell 3000 (Inception Date 3/15/2022) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.84%													13.83%
Russell 3000 (Inception Date 9/24/2019) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.84%																								14.11%					15.18%
Russell 1000 (Inception Date 9/26/2023) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	16.24%					25.54%
Russell 1000 (Inception Date 9/21/2021) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	16.24%																	11.41%
Russell 3000 (Inception Date 11/7/2023) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.84%				25.43%
Russell 3000 (Inception Date 1/11/2022) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.84%														9.96%
Bloomberg U.S. Aggregate Bond (Inception Date 2/24/2021) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.14%																			(0.39%)
MSCI Emerging Markets IMI (Inception Date 12/4/2019) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.82%																								5.96%			6.59%
MSCI Emerging Markets IMI (Inception Date 1/20/2021) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.82%																				1.01%
MSCI World ex USA IMI (Inception Date 12/4/2019) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.59%																								10.21%			8.70%
MSCI World ex USA IMI (Inception Date 1/20/2021) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.59%																				7.59%
MSCI World ex USA (Inception Date 12/4/2019) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	14.88%																								10.50%			8.88%
MSCI World ex USA (Inception Date 1/20/2021) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	14.88%																				8.00%
Russell 3000 (Inception Date 12/4/2019) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.84%																								14.11%			14.68%
Russell 3000 (Inception Date 1/20/2021) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.84%																				12.10%
Russell 1000 (Inception Date 6/21/2022) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	16.24%											20.09%
Russell 3000 (SI 6/20/24) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.84%	16.88%
S&P California AMT-Free Municipal Bond (Inception date 7.16.24) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.02%)		0.80%
Bloomberg U.S. Corporate Bond (SI Date 1.11.18) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.91%																								(0.01%)							2.40%
Bloomberg U.S. Intermediate Corporate Bond (Inception Date 1/11/18) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.68%																								1.51%							3.03%
Russell 1000 Growth (Inception Date 3/31/2020) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	22.58%																								15.25%		23.14%
Russell 1000 Value (Inception Date 3/31/2020) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	9.33%																								12.97%		16.41%
Russell 1000 Growth (Inception Date 6/29/2021) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	22.58%																		13.41%
Russell Midcap Growth (Inception Date 7/13/2020) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	26.42%																								11.01%	12.83%
Bloomberg U.S. 1-3 Month Treasury Bill (Inception Date 3/14/23) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.56%								5.05%
ICE BofA Convertible (Inception Date 2/16/2021) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.41%																					2.00%
ICE Exchange-Listed Preferred & Hybrid Securities (Inception Date 2/16/2021) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.23%																					2.23%
ICE BofA US High Yield Constrained (BB-B) (Inception Date 11/16/2021) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.21%															3.78%
Bloomberg U.S. 1-3 Year Government/Credit Bond (Inception Date 10/11/2022) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.64%										4.77%
American Century U.S. Quality Growth [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	25.01%
Russell 1000 Value (Inception Date 1/11/2018) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	9.33%																								12.97%							8.65%
American Century U.S. Quality Value [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.28%
MSCI ACWI IMI Value (Inception Date 6/27/2023) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.05%							15.96%
MSCI ACWI ex USA IMI Value (Inception Date 6/27/2023) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	19.56%							18.67%
MSCI Emerging Markets IMI (SI 3.19.24) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.82%			17.21%
MSCI Emerging Markets Small Cap (Inception Date 11/7/2023) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.07%				15.68%
MSCI Emerging Markets IMI Value (Inception Date 9/28/2021) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.56%																4.36%
MSCI World ex USA Value (Inception Date 9/28/2021) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	22.93%																12.07%
MSCI World ex USA Small Cap (Inception Date 7/18/2023) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	19.94%						14.49%
MSCI World ex USA Small Cap (Inception Date 9/24/2019) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	19.94%																								8.51%					8.35%
65% MSCI ACWI IMI/35% Bloomberg U.S. Government/Credit 1-5 Year (Inception Date 6/27/2023) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.76%
S&P Global REIT (Inception Date 9/28/2021) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.11%																0.69%
Bloomberg U.S. Government/Credit 1-5 Year (Inception Date 10/13/2020) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.79%																							1.36%
Russell 1000 Value (Inception Date 9/21/2021) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	9.33%																	8.97%
Russell Midcap (Inception Date 11/7/2023) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.58%				22.23%
Russell Midcap Value (Inception Date 11/7/2023) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.24%				19.96%
Russell 2000 (Inception Date 1/11/2022) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.17%														3.59%
Russell 2000 Value (Inception Date 9/24/2019) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.83%																								13.06%					8.77%
MSCI World ex USA Small Cap (Inception Date 12/4/2019) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	19.94%																								8.51%			7.60%
MSCI World ex USA Small Cap (Inception Date 1/20/2021) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	19.94%																				5.20%
Russell 1000 Value (Inception Date 6/21/2022) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	9.33%											13.40%
Russell 2000 (SI 6/20/24) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.17%	15.81%
Russell 2000 Value (Inception Date 12/4/2019) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.83%																								13.06%			8.35%
Russell 2000 Value (Inception Date 1/20/2021) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.83%																				6.41%